Investment Strategy	Aug. 31, 2026
Federated Hermes Conservative Microshort Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund seeks to invest all of its assets in investment-grade, fixed-income securities (or unrated securities of comparable quality), including but not limited to repurchase agreements, commercial paper, certificates of deposit, asset-backed securities and corporate debt securities. The Fund is not a money market fund; is not subject to the special regulatory requirements and risk limiting conditions (including maturity, liquidity and credit quality constraints) applicable to money market funds; and does not qualify for special money market fund tax accounting methods under certain Treasury regulations. Within investment-grade securities, the Fund may invest up to 15% of its assets in BBB rated, fixed-income securities or, with respect to securities maturing in 397 days or less, securities with short-term ratings of comparable credit quality to BBB (i.e., A-3 or P-3 ratings). The Fund’s investment adviser (the “Adviser”) actively manages the Fund’s portfolio, seeking to buy securities to further its investment objective and to sell a security when, in the view of the Adviser, it is no longer attractive in furthering the Fund’s investment objective or if the Adviser deems it to be not in the best interest of the Fund. The Adviser attempts to manage the Fund’s credit risk by selecting securities that make default in the payment of principal and interest less likely. Although the value of the Fund’s shares will fluctuate, the Adviser seeks to maintain a low degree of share price fluctuation by executing a “microshort” strategy. The Adviser considers a “microshort” strategy to be consistent with a relatively short dollar-weighted average portfolio maturity which, in the case of the Fund, will generally be limited to a maximum of 180 days. Under normal market conditions, individual securities’ maturities will not exceed 2.5 years for fixed rate securities and 3 years for floating rate securities. Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Fund may invest in government securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. The Adviser may seek higher returns than may be offered by a money market fund by generally investing in investment-grade, fixed-income securities, including but not limited to repurchase agreements, commercial paper, certificates of deposit, asset-backed securities and corporate debt securities. The Fund may also invest a portion of its portfolio in securities of issuers based outside of the United States. The Fund concentrates its investments (invests more than 25% of its total assets) in securities of companies in the financial services sector, and therefore may experience greater volatility than funds investing in a broader range of industries.Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in investment grade securities.For purposes of the Fund’s investment strategy, the Fund will define “conservative” as investment-grade fixed income securities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s investment strategy, the Fund will define “conservative” as investment-grade fixed income securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to invest all of its assets in investment-grade, fixed-income securities (or unrated securities of comparable quality), including but not limited to repurchase agreements, commercial paper, certificates of deposit, asset-backed securities and corporate debt securities. The Fund is not a money market fund; is not subject to the special regulatory requirements and risk limiting conditions (including maturity, liquidity and credit quality constraints) applicable to money market funds; and does not qualify for special money market fund tax accounting methods under certain Treasury regulations. Within investment-grade securities, the Fund may invest up to 15% of its assets in BBB rated, fixed-income securities or, with respect to securities maturing in 397 days or less, securities with short-term ratings of comparable credit quality to BBB (i.e., A-3 or P-3 ratings). The Fund’s investment adviser (the “Adviser”) actively manages the Fund’s portfolio, seeking to buy securities to further its investment objective and to sell a security when, in the view of the Adviser, it is no longer attractive in furthering the Fund’s investment objective or if the Adviser deems it to be not in the best interest of the Fund. The Adviser attempts to manage the Fund’s credit risk by selecting securities that make default in the payment of principal and interest less likely. Although the value of the Fund’s shares will fluctuate, the Adviser seeks to maintain a low degree of share price fluctuation by executing a “microshort” strategy. The Adviser considers a “microshort” strategy to be consistent with a relatively short dollar-weighted average portfolio maturity which, in the case of the Fund, will generally be limited to a maximum of 180 days. Under normal market conditions, individual securities’ maturities will not exceed 2.5 years for fixed rate securities and 3 years for floating rate securities. Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Fund may invest in government securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. The Adviser may seek higher returns than may be offered by a money market fund by generally investing in investment-grade, fixed-income securities, including but not limited to repurchase agreements, commercial paper, certificates of deposit, asset-backed securities and corporate debt securities. The Fund may also invest a portion of its portfolio in securities of issuers based outside of the United States. The Fund concentrates its investments (invests more than 25% of its total assets) in securities of companies in the financial services sector, and therefore may experience greater volatility than funds investing in a broader range of industries.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in investment grade securities.
Federated Hermes Conservative Municipal Microshort Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its objective by investing its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Up to 40% of the Fund’s investments may be subject to (or may be a specific preference item for purposes of) the federal alternative minimum tax (AMT) for individuals.The Fund is not a money market fund, is not subject to the special regulatory requirements and risk limiting conditions (including maturity, liquidity and credit quality constraints) applicable to money market funds, and does not qualify for special money market fund tax accounting methods under certain Treasury regulations.The Fund seeks to invest all of its assets in securities or issuers rated investment grade (or unrated securities of comparable quality). Within investment-grade securities, the Fund may invest up to 15% of its assets in BBB rated, fixed-income securities or, with respect to securities maturing in 397 days or less, securities with short-term ratings of comparable credit quality to BBB (i.e., A-3 or P-3 ratings). Although the value of the Fund’s shares will fluctuate, the Fund’s investment adviser (the “Adviser”) seeks to maintain a low degree of share price fluctuation by executing a “microshort” strategy. The Adviser considers a “microshort” strategy to be consistent with a relatively short dollar-weighted average portfolio maturity which, in the case of the Fund, will generally be limited to a maximum of 180 days. Under normal market conditions, individual securities’ maturities will not exceed 2.5 years for fixed rate securities and 3 years for floating rate securities.The Fund focuses its investments in the municipal bond sector. The securities in which the Fund may principally invest include tax-exempt securities, which may include, for example, general obligation bonds; special revenue bonds; private activity bonds; municipal mortgage-backed securities; planned amortization classes (a form of municipal mortgage-backed security issued with a companion class or classes to control prepayment risks); variable rate demand instruments; municipal notes; and tax-exempt commercial paper. Certain of the tax-exempt securities in which the Fund invests may be subject to credit enhancement, such as guarantees, letters of credit or bond insurance.The Adviser actively manages the Fund’s portfolio, seeking to buy securities to further its investment objective and to sell a security when, in the view of the Adviser, it is no longer attractive in furthering the Fund’s investment objective or if the Adviser deems it to be not in the best interest of the Fund. The Adviser attempts to manage the Fund’s credit risk by selecting securities that make default in the payment of principal and interest less likely.The Adviser may seek higher returns than may be offered by a tax-exempt money market fund by generally investing in: variable rate demand notes, municipal notes and short-term municipal bonds.Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment-grade securities, the income from which is exempt from federal regular income tax.For purposes of the Fund’s investment strategy, the Fund will define “conservative” as investment-grade fixed income securities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s investment strategy, the Fund will define “conservative” as investment-grade fixed income securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its objective by investing its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Up to 40% of the Fund’s investments may be subject to (or may be a specific preference item for purposes of) the federal alternative minimum tax (AMT) for individuals.The Fund is not a money market fund, is not subject to the special regulatory requirements and risk limiting conditions (including maturity, liquidity and credit quality constraints) applicable to money market funds, and does not qualify for special money market fund tax accounting methods under certain Treasury regulations.The Fund seeks to invest all of its assets in securities or issuers rated investment grade (or unrated securities of comparable quality). Within investment-grade securities, the Fund may invest up to 15% of its assets in BBB rated, fixed-income securities or, with respect to securities maturing in 397 days or less, securities with short-term ratings of comparable credit quality to BBB (i.e., A-3 or P-3 ratings). Although the value of the Fund’s shares will fluctuate, the Fund’s investment adviser (the “Adviser”) seeks to maintain a low degree of share price fluctuation by executing a “microshort” strategy. The Adviser considers a “microshort” strategy to be consistent with a relatively short dollar-weighted average portfolio maturity which, in the case of the Fund, will generally be limited to a maximum of 180 days. Under normal market conditions, individual securities’ maturities will not exceed 2.5 years for fixed rate securities and 3 years for floating rate securities.The Fund focuses its investments in the municipal bond sector. The securities in which the Fund may principally invest include tax-exempt securities, which may include, for example, general obligation bonds; special revenue bonds; private activity bonds; municipal mortgage-backed securities; planned amortization classes (a form of municipal mortgage-backed security issued with a companion class or classes to control prepayment risks); variable rate demand instruments; municipal notes; and tax-exempt commercial paper. Certain of the tax-exempt securities in which the Fund invests may be subject to credit enhancement, such as guarantees, letters of credit or bond insurance.The Adviser actively manages the Fund’s portfolio, seeking to buy securities to further its investment objective and to sell a security when, in the view of the Adviser, it is no longer attractive in furthering the Fund’s investment objective or if the Adviser deems it to be not in the best interest of the Fund. The Adviser attempts to manage the Fund’s credit risk by selecting securities that make default in the payment of principal and interest less likely.The Adviser may seek higher returns than may be offered by a tax-exempt money market fund by generally investing in: variable rate demand notes, municipal notes and short-term municipal bonds.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment-grade securities, the income from which is exempt from federal regular income tax.
Class A and C Shares [Member] | Federated Hermes SDG Engagement High Yield Credit Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-yield fixed-income securities (also known as “junk bonds”), which include debt securities issued by U.S. or foreign businesses (including emerging market debt securities).The Fund’s investment adviser or sub-adviser (as applicable, the “Adviser”) selects securities that it believes have attractive risk-return characteristics. The Adviser’s securities selection process includes an analysis of the issuer’s financial condition, business and product strength, competitive position and management expertise. The Adviser does not limit the Fund’s investments to securities of a particular maturity range or duration.In managing the assets of the Fund, the Adviser will seek to invest in securities that, in its view, provide the potential for current income and long-term capital appreciation while also contributing to positive societal impact aligned to the United Nations Sustainable Development Goals (the “UN Sustainable Development Goals”)[1] (as outlined in further detail below).It will do so by performing bottom-up fundamental analysis of financial criteria such as balance sheet quality, franchise value (i.e., brand strength and sustainability of the business model) and quality of management. This fundamental, bottom-up analysis of individual credit will be used to generate returns through anticipated price changes. At the same time, the Adviser will analyze securities to seek to identify whether their market price is reflective of the value of the issuer of the securities (as determined by the fundamental analysis outlined above and when taking market news into account). In addition, the Adviser intends to use a wider analysis of general economic conditions for portfolio risk management purposes. The Adviser intends to diversify the Fund’s portfolio across different geographic regions and industries. 1Please refer to https://sustainabledevelopment.un.org/?menu=1300 for further information on the United Nations Sustainable Development Goals. The Adviser will use the UN Sustainable Development Goals and targets as a framework for identifying, and articulating positive impact opportunities within the companies it chooses to invest. In addition to quantitative financial indicators and metrics, qualitative criteria will include assessment of company management competence, integrity, vision and potential. The Adviser will utilize bottom-up analysis of companies’ respective business activities and products to identify those, in the Adviser’s view, with the best opportunity for improvement in areas related to governance, environmental and social topics. The Adviser generally seeks to engage, directly or by utilizing an affiliate, with a majority of issuers whose securities are held in the Fund’s portfolio; however, the Fund may invest without engagement where, in the Adviser’s view, the issuer sufficiently aligns with the UN Sustainable Development Goals based on an evaluation of such issuer’s individual SDG profile. Engagement can be described as periodic, structured, collaborative, and objective-driven dialogue with issuers on material governance, environmental and social topics. The Fund will not be subject to any limitation on the types of companies in which it may invest (either in terms of industry or focus) so long as these companies are viewed by the Adviser to provide the potential for current income and long-term capital appreciation while also offering potential to contribute to positive societal impact aligned to the UN Sustainable Development Goals. The Fund will, however, exclude companies that generate revenue from the manufacture of tobacco or controversial weapons, or by providing either an essential and/or tailor-made product or service to the manufacturers of controversial weapons. Controversial weapons may include anti-personnel mines, cluster munitions, depleted uranium, nuclear weapons, white phosphorous and chemical and biological weapons. The Fund may, from time to time, have larger allocations to certain broad market sectors in attempting to achieve its investment objective. The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investments(s) underlying the derivative or hybrid instrument. There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund that provide investment exposure to investments suggested by the Fund’s name are included within the Fund’s 80% policy and are calculated at notional value.Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in fixed-income investments rated below investment grade which in the Adviser’s view also provides the potential for contributing to positive societal impact aligned to the United Nations Sustainable Development Goals.The Fund will notify shareholders at least 60 days in advance of any change in this investment policy. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-yield fixed-income securities (also known as “junk bonds”), which include debt securities issued by U.S. or foreign businesses (including emerging market debt securities).In managing the assets of the Fund, the Adviser will seek to invest in securities that, in its view, provide the potential for current income and long-term capital appreciation while also contributing to positive societal impact aligned to the United Nations Sustainable Development Goals (the “UN Sustainable Development Goals”)[1] (as outlined in further detail below).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s investment adviser or sub-adviser (as applicable, the “Adviser”) selects securities that it believes have attractive risk-return characteristics. The Adviser’s securities selection process includes an analysis of the issuer’s financial condition, business and product strength, competitive position and management expertise. The Adviser does not limit the Fund’s investments to securities of a particular maturity range or duration.It will do so by performing bottom-up fundamental analysis of financial criteria such as balance sheet quality, franchise value (i.e., brand strength and sustainability of the business model) and quality of management. This fundamental, bottom-up analysis of individual credit will be used to generate returns through anticipated price changes. At the same time, the Adviser will analyze securities to seek to identify whether their market price is reflective of the value of the issuer of the securities (as determined by the fundamental analysis outlined above and when taking market news into account). In addition, the Adviser intends to use a wider analysis of general economic conditions for portfolio risk management purposes. The Adviser intends to diversify the Fund’s portfolio across different geographic regions and industries. 1Please refer to https://sustainabledevelopment.un.org/?menu=1300 for further information on the United Nations Sustainable Development Goals. The Adviser will use the UN Sustainable Development Goals and targets as a framework for identifying, and articulating positive impact opportunities within the companies it chooses to invest. In addition to quantitative financial indicators and metrics, qualitative criteria will include assessment of company management competence, integrity, vision and potential. The Adviser will utilize bottom-up analysis of companies’ respective business activities and products to identify those, in the Adviser’s view, with the best opportunity for improvement in areas related to governance, environmental and social topics. The Adviser generally seeks to engage, directly or by utilizing an affiliate, with a majority of issuers whose securities are held in the Fund’s portfolio; however, the Fund may invest without engagement where, in the Adviser’s view, the issuer sufficiently aligns with the UN Sustainable Development Goals based on an evaluation of such issuer’s individual SDG profile. Engagement can be described as periodic, structured, collaborative, and objective-driven dialogue with issuers on material governance, environmental and social topics. The Fund will not be subject to any limitation on the types of companies in which it may invest (either in terms of industry or focus) so long as these companies are viewed by the Adviser to provide the potential for current income and long-term capital appreciation while also offering potential to contribute to positive societal impact aligned to the UN Sustainable Development Goals. The Fund will, however, exclude companies that generate revenue from the manufacture of tobacco or controversial weapons, or by providing either an essential and/or tailor-made product or service to the manufacturers of controversial weapons. Controversial weapons may include anti-personnel mines, cluster munitions, depleted uranium, nuclear weapons, white phosphorous and chemical and biological weapons. The Fund may, from time to time, have larger allocations to certain broad market sectors in attempting to achieve its investment objective. The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investments(s) underlying the derivative or hybrid instrument. There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund that provide investment exposure to investments suggested by the Fund’s name are included within the Fund’s 80% policy and are calculated at notional value.The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in fixed-income investments rated below investment grade which in the Adviser’s view also provides the potential for contributing to positive societal impact aligned to the United Nations Sustainable Development Goals.
Class IS and R6 shares [Member] | Federated Hermes SDG Engagement High Yield Credit Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-yield fixed-income securities (also known as “junk bonds”), which include debt securities issued by U.S. or foreign businesses (including emerging market debt securities).The Fund’s investment adviser or sub-adviser (as applicable, the “Adviser”) selects securities that it believes have attractive risk-return characteristics. The Adviser’s securities selection process includes an analysis of the issuer’s financial condition, business and product strength, competitive position and management expertise. The Adviser does not limit the Fund’s investments to securities of a particular maturity range or duration.In managing the assets of the Fund, the Adviser will seek to invest in securities that, in its view, provide the potential for current income and long-term capital appreciation while also contributing to positive societal impact aligned to the United Nations Sustainable Development Goals (the “UN Sustainable Development Goals”)[1] (as outlined in further detail below).It will do so by performing bottom-up fundamental analysis of financial criteria such as balance sheet quality, franchise value (i.e., brand strength and sustainability of the business model) and quality of management. This fundamental, bottom-up analysis of individual credit will be used to generate returns through anticipated price changes. At the same time, the Adviser will analyze securities to seek to identify whether their market price is reflective of the value of the issuer of the securities (as determined by the fundamental analysis outlined above and when taking market news into account). In addition, the Adviser intends to use a wider analysis of general economic conditions for portfolio risk management purposes. The Adviser intends to diversify the Fund’s portfolio across different geographic regions and industries. 1Please refer to https://sustainabledevelopment.un.org/?menu=1300 for further information on the United Nations Sustainable Development Goals. The Adviser will use the UN Sustainable Development Goals and targets as a framework for identifying, and articulating positive impact opportunities within the companies it chooses to invest. In addition to quantitative financial indicators and metrics, qualitative criteria will include assessment of company management competence, integrity, vision and potential. The Adviser will utilize bottom-up analysis of companies’ respective business activities and products to identify those, in the Adviser’s view, with the best opportunity for improvement in areas related to governance, environmental and social topics. The Adviser generally seeks to engage, directly or by utilizing an affiliate, with a majority of issuers whose securities are held in the Fund’s portfolio; however, the Fund may invest without engagement where, in the Adviser’s view, the issuer sufficiently aligns with the UN Sustainable Development Goals based on an evaluation of such issuer’s individual SDG profile. Engagement can be described as periodic, structured, collaborative, and objective-driven dialogue with issuers on material governance, environmental and social topics. The Fund will not be subject to any limitation on the types of companies in which it may invest (either in terms of industry or focus) so long as these companies are viewed by the Adviser to provide the potential for current income and long-term capital appreciation while also offering potential to contribute to positive societal impact aligned to the UN Sustainable Development Goals. The Fund will, however, exclude companies that generate revenue from the manufacture of tobacco or controversial weapons, or by providing either an essential and/or tailor-made product or service to the manufacturers of controversial weapons. Controversial weapons may include anti-personnel mines, cluster munitions, depleted uranium, nuclear weapons, white phosphorous and chemical and biological weapons. The Fund may, from time to time, have larger allocations to certain broad market sectors in attempting to achieve its investment objective. The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investments(s) underlying the derivative or hybrid instrument. There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund that provide investment exposure to investments suggested by the Fund’s name are included within the Fund’s 80% policy and are calculated at notional value.Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in fixed-income investments rated below investment grade which in the Adviser’s view also provides the potential for contributing to positive societal impact aligned to the United Nations Sustainable Development Goals.The Fund will notify shareholders at least 60 days in advance of any change in this investment policy. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-yield fixed-income securities (also known as “junk bonds”), which include debt securities issued by U.S. or foreign businesses (including emerging market debt securities).In managing the assets of the Fund, the Adviser will seek to invest in securities that, in its view, provide the potential for current income and long-term capital appreciation while also contributing to positive societal impact aligned to the United Nations Sustainable Development Goals (the “UN Sustainable Development Goals”)[1] (as outlined in further detail below).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s investment adviser or sub-adviser (as applicable, the “Adviser”) selects securities that it believes have attractive risk-return characteristics. The Adviser’s securities selection process includes an analysis of the issuer’s financial condition, business and product strength, competitive position and management expertise. The Adviser does not limit the Fund’s investments to securities of a particular maturity range or duration.It will do so by performing bottom-up fundamental analysis of financial criteria such as balance sheet quality, franchise value (i.e., brand strength and sustainability of the business model) and quality of management. This fundamental, bottom-up analysis of individual credit will be used to generate returns through anticipated price changes. At the same time, the Adviser will analyze securities to seek to identify whether their market price is reflective of the value of the issuer of the securities (as determined by the fundamental analysis outlined above and when taking market news into account). In addition, the Adviser intends to use a wider analysis of general economic conditions for portfolio risk management purposes. The Adviser intends to diversify the Fund’s portfolio across different geographic regions and industries. 1Please refer to https://sustainabledevelopment.un.org/?menu=1300 for further information on the United Nations Sustainable Development Goals. The Adviser will use the UN Sustainable Development Goals and targets as a framework for identifying, and articulating positive impact opportunities within the companies it chooses to invest. In addition to quantitative financial indicators and metrics, qualitative criteria will include assessment of company management competence, integrity, vision and potential. The Adviser will utilize bottom-up analysis of companies’ respective business activities and products to identify those, in the Adviser’s view, with the best opportunity for improvement in areas related to governance, environmental and social topics. The Adviser generally seeks to engage, directly or by utilizing an affiliate, with a majority of issuers whose securities are held in the Fund’s portfolio; however, the Fund may invest without engagement where, in the Adviser’s view, the issuer sufficiently aligns with the UN Sustainable Development Goals based on an evaluation of such issuer’s individual SDG profile. Engagement can be described as periodic, structured, collaborative, and objective-driven dialogue with issuers on material governance, environmental and social topics. The Fund will not be subject to any limitation on the types of companies in which it may invest (either in terms of industry or focus) so long as these companies are viewed by the Adviser to provide the potential for current income and long-term capital appreciation while also offering potential to contribute to positive societal impact aligned to the UN Sustainable Development Goals. The Fund will, however, exclude companies that generate revenue from the manufacture of tobacco or controversial weapons, or by providing either an essential and/or tailor-made product or service to the manufacturers of controversial weapons. Controversial weapons may include anti-personnel mines, cluster munitions, depleted uranium, nuclear weapons, white phosphorous and chemical and biological weapons. The Fund may, from time to time, have larger allocations to certain broad market sectors in attempting to achieve its investment objective. The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investments(s) underlying the derivative or hybrid instrument. There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund that provide investment exposure to investments suggested by the Fund’s name are included within the Fund’s 80% policy and are calculated at notional value.The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in fixed-income investments rated below investment grade which in the Adviser’s view also provides the potential for contributing to positive societal impact aligned to the United Nations Sustainable Development Goals.